SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                    July 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:  AllianceBernstein Equity Income Fund, Inc.
           (formerly, AllianceBernstein Utility Income Fund, Inc.) File Nos. 33-66630 and 811-07916
           --------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Equity Income Fund, Inc. (the "Fund"). We are making this filing for the following purposes:

      (1) to change the name of the Fund to AllianceBernstein Equity Income Fund, Inc.; and

      (2) to revise the Fund's 80% investment policies so that the disclosure reflects the changes to the Fund's policies recently approved by the Fund's Board of Directors.

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post Effective Amendment No. 30.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                    Sincerely,

                                                    /s/ Young Seo
                                                    -------------
                                                        Young Seo


Attachment

cc:      Kathleen K. Clarke


SK 00250 0157 1111843